CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 24,503	$ 33,434	$ 30,187
Cost of revenues	19,050	26,481	22,668
Inventory write offs	385	443	36
Gross profit	5,068	6,510	7,483
Operating costs and expenses:
Research and development	125	403	372
Sales and marketing	3,058	4,273	4,068
General and administrative	1,693	2,252	1,786
Impairment of other intangible assets Modified		555
Total operating costs and expenses	4,876	7,483	6,226
Operating Profit (loss)	192	(973)	1,257
Financial expenses, net	(781)	(2,241)	(961)
Other expenses, net	(147)	(172)	(120)
Income (loss) before taxes on income	(736)	(3,386)	176
Tax benefit (taxes on income)	187	172	(5)
Income (loss) from continuing operations	(549)	(3,214)	171
Loss from discontinued operations			(806)
Net loss	$ (549)	$ (3,214)	$ (635)
Basic and diluted net earnings (loss) per share from continuing operations	$ (0.49)	$ (4.56)	$ 0.28
Basic and diluted net loss per share from discontinued operations			$ (1.24)
Basic and diluted net loss per share	$ (0.49)	$ (4.56)	$ (0.96)